Item G.1.b.i.  material amendments to organizational documents.

(1)

ABRDN ASIA-PACIFIC INCOME FUND, INC.

ARTICLES SUPPLEMENTARY

SERIES B MANDATORILY REDEEMABLE PREFERRED STOCK

abrdn Asia-Pacific Income Fund, Inc., a Maryland corporation (the “Company”), certifies to the Department of Assessments and Taxation of Maryland that:

FIRST: Under a power contained in Article Fifth of the charter of the Company (including these Articles Supplementary, the “Charter”), the Board of Directors by duly adopted resolutions classified and designated 4,000,000 shares of authorized but unissued Preferred Stock (as defined in the Charter) as shares of a new series of Preferred Stock designated as Series B Mandatorily Redeemable Preferred Stock, liquidation preference $25.00 per share, having the following preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, which, upon any restatement of the Charter, shall become part of Article Sixth of the Charter, with any necessary or appropriate renumbering or relettering of the sections or subsections hereof.

Series B Mandatorily Redeemable Preferred Stock

Section 1.      Designation; Number; Initial Dividend Period.

A series of Preferred Stock designated as Series B Mandatorily Redeemable Preferred Stock, liquidation preference $25.00 per share (the “Series B Preferred Shares”), is hereby established, consisting of 4,000,000 shares.

The initial Dividend Period for the Series B Preferred Shares shall be the period from and including the Original Issue Date thereof to and including December 31, 2024 (the “Initial Dividend Period”). Each Series B Preferred Share will have a dividend rate equal to 5.391% per annum. Each Series B Preferred Share shall have such other preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law or set forth in the Charter applicable to shares of Preferred Stock, as are set forth herein. The Series B Preferred Shares shall constitute a separate series of Preferred Stock.

Subject to the provisions hereof, the Board of Directors may, in the future, authorize the issuance of additional Preferred Stock that shall rank on a parity with any other series of Preferred Stock as to the payment of dividends, distributions and liquidation preference to which such stock is entitled.

While the Series B Preferred Shares are outstanding, any additional Preferred Stock authorized for issuance by the Board of Directors must have the same liquidation preference, voting powers, restrictions and limitations as to dividends and other distributions as those herein described, except that the terms of the payment of dividends, including the rate, length of dividend periods and payment dates shall be as set forth in the articles supplementary relating to such additional Preferred Stock.

As used herein, capitalized terms not otherwise defined herein shall have the meanings provided in Section 13 hereof.

Section 2.      General Provisions; Ranking.

     (a)      The number of authorized Series B Preferred Shares is 4,000,000 shares. No fractional Series B Preferred Shares shall be issued.

     (b)     Any Series B Preferred Shares which at any time have been redeemed or purchased by the Company shall, after redemption or purchase, be returned to the status of authorized but unissued Preferred Stock, without further classification or designation.

     (c)      The Series B Preferred Shares shall rank on a parity with shares of any other series of Preferred Stock as to the payment of dividends to which the shares are entitled and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Company.

     (d)     No Holder of Series B Preferred Shares shall have, solely by reason of being a Holder, any preemptive right, or, unless otherwise determined by the Board of Directors, other right to acquire, purchase or subscribe for any Preferred Stock, Common Shares or other securities of the Company which it may hereafter issue or sell.

     (e)      No Holder of Series B Preferred Shares shall be entitled to exercise the rights of an objecting stockholder under Title 3, Subtitle 2 of the Maryland General Corporation Law (the “MGCL”) or any successor provision, except that each such Holder shall be entitled to exercise such rights if and so long as any of the holders of any other series of Preferred Stock is entitled to exercise such rights.

Section 3.      Dividends.

     (a)      The Holders of Series B Preferred Shares shall be entitled to receive quarterly cumulative cash dividends, when, as and if authorized by the Board of Directors and declared by the Company, out of funds legally available therefor, at the rate per annum equal to the Applicable Rate (or the Default Rate), and no more, payable on the respective dates determined as set forth in paragraph (b) of this Section 3. Dividends on Outstanding Series B Preferred Shares issued on the Original Issue Date shall accumulate from the Original Issue Date.

     (b)     (i)      Dividends shall be payable quarterly on Series B Preferred Shares when, as and if authorized by the Board of Directors and declared by the Company beginning on the initial Dividend Payment Date, on December 31, 2024, and, with respect to any Dividend Period thereafter, on the applicable Dividend Payment Date.

       (ii)     Except as otherwise set forth herein, the Company shall not later than 3:00 p.m., New York City time, on each Dividend Payment Date, pay to each Holder of the Series B Preferred Shares an amount of federal funds or similar same day funds equal to the dividends to be paid to such Holder of such shares on such Dividend Payment Date. Such payment may be made by the Company through the Paying Agent. The Company shall not be required to establish any reserves for the payment of dividends.

(iii)    Each dividend on Series B Preferred Shares shall be paid on the Dividend Payment Date therefor to the Holders as their names appear on the share ledger or share records of the Company at the close of business on the 5th business day prior to the Quarterly Dividend Date relating to such Dividend Payment Date (or if such day is not a Business Day, the next preceding Business Day). Dividends in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders as their names appear on the share ledger or share records of the Company on a date, not exceeding 5 days preceding the payment date thereof, as may be fixed by the Board of Directors. No interest will be payable in respect of any dividend payment or payments which may be in arrears.

     (c)      (i)      So long as the Series B Preferred Shares are rated on any date no less than “A” by Kroll (or no less than an equivalent of such rating by some Other Rating Agency), the dividend rate on such Outstanding Series B Preferred Shares (the “Dividend Rate”) shall be the Applicable Rate. If the lowest credit rating assigned on any date to the Series B Preferred Shares by Kroll or any Other Rating Agency is equal to one of the ratings set forth in the table below (or its equivalent by some Other Rating Agency), the Dividend Rate for the Series B Preferred Shares shall be adjusted by adding the respective enhanced dividend amount (which shall not be cumulative) set opposite such rating to the Applicable Rate.

Kroll                  Enhanced Dividend Amount

A-                         +0.50%

BBB+ to BBB- +2.00%

BB+ or below  +4.00%

The Company shall use reasonable efforts to cause at least one NRSRO to maintain a current rating on the Outstanding Series B Preferred Shares. If, notwithstanding the foregoing requirements of this Section 3(c)(i), no Rating Agency is rating the Outstanding Series B Preferred Shares, the Dividend Rate (so long as no such rating exists) on the Outstanding Series B Preferred Shares shall be equal to the Applicable Rate plus 4.00% unless the Dividend Rate is the Default Rate, in which case the Dividend Rate shall remain the Default Rate.

       (ii)     Subject to the cure provisions below, a “Default Period” will commence on any Dividend Payment Date or any date on which the Company would be required to redeem any Series B Preferred Shares regardless of whether any of the conditions of the Special Redemption Limitation in Section 4(a)(iii) were applicable (a “Redemption Date”), if the Company fails to pay, directly or through the Paying Agent, in federal funds or similar same day funds, by 3:00 p.m., New York City time, (A) the full amount of any dividend payable on the Dividend Payment Date (a “Dividend Default”) or (B) the full amount of any redemption price payable with respect to any redemption required hereunder regardless of whether any of the conditions of the Special Redemption Limitation exists (a “Redemption Default,” and together with a Dividend Default, hereinafter referred to as “Default”). Subject to the cure provisions of Section 3(c)(iii) below, a Default Period with respect to a Dividend Default or a Redemption Default shall end on the Business Day on which, by 12:00 p.m., New York City time, all unpaid dividends and any unpaid redemption price shall have been paid in federal or similar same day funds by the Company directly or through the Paying Agent. In the case of a Default, the Dividend Rate for each day during the Default Period will be equal to the Default Rate.

       (iii)     No Default Period with respect to a Dividend Default or Redemption Default (if such default is not solely due to the willful failure of the Company) shall be deemed to commence if the amount of any dividend or any redemption price due is paid within three Business Days (the “Default Rate Cure Period”) after the applicable Dividend Payment Date or Redemption Date, together with an amount equal to the Default Rate applied to the amount of such non-payment based on the actual number of days within the Default Rate Cure Period divided by 360.

       (iv)    The amount of dividends per Series B Preferred Share payable on each Dividend Payment Date of each Dividend Period shall be computed by multiplying the Applicable Rate (or the Default Rate) for such Dividend Period by a fraction, the numerator of which shall be 90 and the denominator of which shall be 360, multiplying the amount so obtained by the liquidation preference per Series B Preferred Share, and rounding the amount so obtained to the nearest cent. Dividends payable on any Series B Preferred Shares for any period of less than a full quarterly Dividend Period or upon any redemption of such shares on any date other than on a Dividend Payment Date, shall be computed by multiplying the Applicable Rate (or the Default Rate, as applicable) for such period by a fraction, the numerator of which shall be the actual number of days in such period and the denominator of which shall be 360, multiplying the amount so obtained by the liquidation preference per Series B Preferred Share, and rounding the amount so obtained to the nearest cent.

     (d)     Any dividend payment made on Series B Preferred Shares shall first be credited against the earliest accumulated but unpaid dividends due with respect to such Series B Preferred Shares.

     (e)      For so long as the Series B Preferred Shares are Outstanding, except as contemplated herein, the Company will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of Common Shares or other shares of capital stock, if any, ranking junior to the Series B Preferred Shares as to dividends or upon liquidation) with respect to Common Shares or any other shares of the Company ranking junior to or on a parity with the Series B Preferred Shares as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Company ranking junior to the Series B Preferred Shares as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Company ranking junior to or on a parity with the Series B Preferred Shares as to dividends and upon liquidation), unless (1) immediately after such transaction the Series B Preferred Shares Asset Coverage would be achieved and the Company would satisfy the Series B Preferred Shares Basic Maintenance Amount, (2) full cumulative dividends on the Series B Preferred Shares due on or prior to the date of the transaction have been declared and paid, and (3) the Company has redeemed the full number of Series B Preferred Shares required to be redeemed by any provision for mandatory redemption contained in Section 4(a) (without regard to the provisions of the Special Redemption Limitation).

Section 4.      Redemption.

     (a)      (i)      If at any time on or prior to October 3, 2029, the Series B Preferred Shares Asset Coverage is greater than 225% but less than or equal to 235% for any five Business Days within a ten-Business Day period, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination within the ten-Business Day period, subject to the provisions of this Section 4 and to the extent permitted under the 1940 Act, the Company may, at its option, redeem in whole or in part out of funds legally available therefor, Series B Preferred Shares at any time and from time to time, upon not less than 30 days nor more than 40 days notice, at a price which shall be equal to the product of 102% and the Series B Preferred Shares liquidation preference amount, plus accumulated but unpaid dividends and distributions on the Series B Preferred Shares (whether or not earned or declared by the Company, but excluding interest thereon) to, but excluding, the date fixed for redemption. The amount of Series B Preferred Shares that may be redeemed on or prior to July 5, 2029, shall not exceed any amount of Series B Preferred Shares that results in a Series B Preferred Shares Asset Coverage of more than 250% pro forma for such redemption, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination. After July 5, 2029, subject to the provisions of this Section 4 and to the extent permitted under the 1940 Act, the Company may, at its option, redeem in whole or in part out of funds legally available therefor, Series B Preferred Shares at any time and from time to time, upon not less than 30 days nor more than 40 days notice, at a price which shall be equal to the Series B Preferred Shares liquidation preference amount, plus accumulated but unpaid dividends and distributions on the Series B Preferred Shares (whether or not earned or declared by the Company, but excluding interest thereon) to, but excluding, the date fixed for redemption. Notwithstanding the foregoing, the Company shall not give notice of or effect any redemption pursuant to this Section 4(a)(i) unless on the date on which the Company gives such notice and on the date of redemption (A) the Company has available either (1) cash or cash equivalents or (2) Deposit Securities with maturity or tender dates not later than the day preceding the applicable redemption date (or any combination of the foregoing) having an aggregate value of not less than the amount (including any applicable premium) due to Holders of Series B Preferred Shares by reason of redemption of such Series B Preferred Shares on such date fixed for redemption, and (B) the Company would satisfy the Series B Preferred Shares Basic Maintenance Amount.

       (ii)     Unless otherwise prohibited by the 1940 Act, if the Company fails to maintain (1) the Series B Preferred Shares Asset Coverage as of any Valuation Date or (2) the Series B Preferred Shares Basic Maintenance Amount as of any Valuation Date (any such day, an “Asset Coverage Cure Date”), the Company shall, subject to Section 4(a)(iii), redeem the Series B Preferred Shares at a price which shall be equal to the product of 101% and the Series B Preferred Shares liquidation preference amount, plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Company, but excluding interest thereon) to, but excluding, the date fixed for redemption. The number of Series B Preferred Shares to be redeemed in such circumstances will be equal to the minimum number of outstanding Preferred Stock of the Company (including the Series B Preferred Shares) the redemption of which would result in the Company satisfying the Series B Preferred Shares Asset Coverage and Series B Preferred Shares Basic Maintenance Amount as of a date that is no more than 30 days after an Asset Coverage Cure Date (the “Cure Date”) (provided that, if there is no such number of Series B Preferred Shares the redemption of which would have such result, the Company shall, subject to Section 4(a)(iii) and the requirements of the 1940 Act, redeem all Series B Preferred Shares then Outstanding). Notwithstanding the foregoing, if the Company (i) tests for compliance with, and satisfies, the Series B Preferred Shares Asset Coverage for three consecutive Business Days up to and including the Cure Date and (ii) satisfies the Series B Preferred Shares Basic Maintenance Amount as of the Cure Date, in each case, before taking into account any redemptions of Preferred Stock, the Company shall not be obligated to redeem any Preferred Stock under this Section 4(a)(ii). The asset coverage in respect of the Series B Preferred Shares provided for in this Section 4(a)(ii) shall be determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination.

       (iii)    In determining the Series B Preferred Shares to be redeemed in accordance with the foregoing Section 4(a), the Company shall allocate the number of shares to be redeemed pursuant to this Section 4 pro rata among the Holders of Series B Preferred Shares in proportion to the number of shares they hold. The Company shall effect any redemption pursuant to subparagraph (a)(ii) of this Section 4 no sooner than 30 calendar days and no later than 40 calendar days after the Cure Date (the “Mandatory Redemption Date”), provided, that if the Company (1) does not have funds legally available for the redemption of, or (2) is not permitted under the Credit Agreement or the Note Purchase Agreement, to the extent such agreements are still in effect, or any agreement or instrument consented to by the holders of the Outstanding Preferred Stock to redeem or (3) is not otherwise legally permitted to redeem, the number of Series B Preferred Shares which would be required to be redeemed by the Company under subparagraph (a)(ii) of this Section 4 if sufficient funds were available, together with shares of other Preferred Stock which are subject to mandatory redemption under provisions similar to those contained in this Section 4 (the foregoing provisions of clauses (1), (2) and (3) of this proviso being referred to as the “Special Redemption Limitation”), the Company shall redeem those Series B Preferred Shares, and other Preferred Stock which it was unable to redeem, on the earliest practicable date on which the Company will have such funds available and is otherwise not prohibited from redeeming pursuant to the Credit Agreement or the Note Purchase Agreement, to the extent such agreements are still in effect, or applicable laws, upon notice pursuant to Section 4(b) to record owners of the Series B Preferred Shares to be redeemed and the Paying Agent. The Company will make a payment to the applicable Holders of Series B Preferred Shares of funds sufficient to redeem the specified number of Series B Preferred Shares with respect to a redemption required under subparagraph (a)(ii) of this Section 4, by 3:00 p.m., New York City time, on or prior to the Mandatory Redemption Date, unless the Special Redemption Limitation applies.

       (iv)    The Company shall redeem all Outstanding Series B Preferred Shares on the Term Redemption Date at the Series B Preferred Share liquidation preference amount plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Company, but excluding interest thereon), to, but excluding, the Term Redemption Date.

     (b)     In the event of a redemption pursuant to Section 4(a), the Company will file a notice of its intention to redeem with the Commission under Rule 23c-2 under the 1940 Act or any successor provision to the extent applicable. In addition, the Company shall deliver a notice of redemption (the “Notice of Redemption”) containing the information set forth below to the Paying Agent and the Holders of Series B Preferred Shares to be redeemed not less than 30 days nor more than 40 days prior to the applicable redemption date. The Notice of Redemption will be addressed to the Holders of Series B Preferred Shares at their addresses appearing on the share records of the Company. Such Notice of Redemption will set forth (1) the date fixed for redemption, (2) the identity of the Series B Preferred Shares, (3) the redemption price (specifying the amount of accumulated dividends to be included therein and the amount of the redemption premium, if any), (4) that dividends on the shares to be redeemed will cease to accumulate on such date fixed for redemption, (5) the provision of these terms of the Series B Preferred Shares under which redemption shall be made, and (6) if less than all of the Outstanding Series B Preferred Shares are to be redeemed, the number of Series B Preferred Shares to be redeemed and the basis upon which the Series B Preferred Shares to be redeemed are to be selected. No defect in the Notice of Redemption or in the transmittal or mailing thereof will affect the validity of the redemption proceedings, except as required by applicable law.

     (c)      Notwithstanding the provisions of paragraph (a) of this Section 4, no Series B Preferred Shares may be redeemed unless all dividends in arrears on the Outstanding Series B Preferred Shares and all shares of capital stock of the Company ranking on a parity with the Series B Preferred Shares with respect to payment of dividends or upon liquidation have been or are being contemporaneously paid or set aside for payment; provided, however, that the foregoing shall not prevent the purchase or acquisition of all Outstanding Series B Preferred Shares pursuant to the successful completion of an otherwise lawful purchase or exchange offer made on the same terms to, and accepted by, Holders of all Outstanding Series B Preferred Shares.

     (d)     Upon payment to the applicable Holders of Series B Preferred Shares of funds sufficient to redeem the number of Series B Preferred Shares to be redeemed on or prior to the date fixed for redemption and the giving of the Notice of Redemption to the Paying Agent and the Holders of the Series B Preferred Shares under paragraph (b) of this Section 4, dividends on such shares shall cease to accumulate and such shares shall no longer be deemed to be Outstanding for any purpose (including, without limitation, for purposes of calculating whether the Company has maintained the Series B Preferred Shares Asset Coverage or met the Series B Preferred Shares Basic Maintenance Amount), and all rights of the Holders of the shares so called for redemption shall cease and terminate, except the right of such Holders to receive the redemption price specified herein, but without any interest or other additional amount. Such redemption price shall be paid by the Company directly or through the Paying Agent to the Holders and, if applicable, upon written request, the Company shall be entitled to receive from the Paying Agent, promptly after the date fixed for redemption, any cash deposited with the Paying Agent in excess of (1) the aggregate redemption price of the Series B Preferred Shares called for redemption on such date and (2) such other amounts, if any, to which Holders of Series B Preferred Shares called for redemption may be entitled. Any funds so deposited that are unclaimed at the end of two years from such redemption date shall, to the extent permitted by law, be paid to the Company upon its written request, after which time the Holders so called for redemption may look only to the Company for payment of the redemption price and all other amounts, if any, to which they may be entitled.

     (e)      To the extent that any redemption for which a Notice of Redemption has been given is not made by reason of the Special Redemption Limitation, such redemption shall be made as soon as practicable to the extent such funds become legally available or such redemption is no longer otherwise prohibited. Failure to redeem Series B Preferred Shares shall be deemed to exist when the Company shall have failed, for any reason whatsoever, to pay to the applicable Holders of Series B Preferred Shares on or prior to the date fixed for redemption the redemption price with respect to any shares for which such Notice of Redemption has been given in accordance with Sections 4(a) and 4(b) hereof. Notwithstanding the fact that the Company may not have redeemed Series B Preferred Shares for which a Notice of Redemption has been given, dividends may be declared and paid on Series B Preferred Shares and shall include those Series B Preferred Shares for which Notice of Redemption has been given but for which deposit of funds has not been made.

     (f)       All moneys paid to the Paying Agent for payment of the redemption price of Series B Preferred Shares called for redemption shall be held in trust by the Paying Agent for the benefit of Holders of Series B Preferred Shares to be redeemed.

     (g)     Except for the provisions described above, nothing contained in these terms of the Series B Preferred Shares limits any right of the Company to purchase or otherwise acquire any Series B Preferred Shares at any price, whether higher or lower than the price that would be paid in connection with an optional or mandatory redemption, so long as, at the time of any such purchase, (1) there is no arrearage in the payment of dividends on, or the mandatory or optional redemption price with respect to, any Series B Preferred Shares for which Notice of Redemption has been given, (2) the Company is in compliance with the Series B Preferred Shares Asset Coverage and Series B Preferred Shares Basic Maintenance Amount after giving effect to such purchase or acquisition on the date thereof and (3) the purchase is made by the Company pro rata, so as not to discriminate unfairly against any Holder of the Series B Preferred Shares at the time outstanding. If fewer than all the Outstanding Series B Preferred Shares are redeemed or otherwise acquired by the Company, the Company shall give notice of such transaction to the Paying Agent in accordance with the procedures agreed upon by the Board of Directors.

     (h)     In the case of any redemption pursuant to this Section 4, only whole Series B Preferred Shares shall be redeemed, and in the event that any provision of the Charter would require redemption of a fractional share, the Company or the Paying Agent, as applicable, shall be authorized to round up so that only whole shares are redeemed.

     (i)       Notwithstanding anything herein to the contrary, the Board of Directors may authorize, create or issue any class or series of shares of capital stock, including other series of mandatorily redeemable Preferred Stock, ranking on a parity with the Series B Preferred Shares with respect to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Company, to the extent permitted by the 1940 Act, if (1) upon issuance, the Company would meet the Series B Preferred Shares Asset Coverage and the Series B Preferred Shares Basic Maintenance Amount and (2) in the event the articles supplementary creating such new series of Preferred Stock provide for a requirement that the Company redeem the Preferred Stock if the Company fails to satisfy a particular asset coverage ratio or basic maintenance amount that is greater than the Series B Preferred Shares Asset Coverage and the Series B Preferred Shares Basic Maintenance Amount, respectively, then the Company shall also offer to redeem the Series B Preferred Shares substantially simultaneously on the same terms in the same proportion as such shares of Preferred Stock are redeemed.

Section 5.      Voting Rights.

     (a)      Except for matters which do not require the vote of Holders of Series B Preferred Shares under the 1940 Act and except as otherwise provided in the Charter or Bylaws, herein or as otherwise required by applicable law, (1) each Holder of Series B Preferred Shares shall be entitled to one vote for each Series B Preferred Share held on each matter submitted to a vote of stockholders of the Company, and (2) the holders of Outstanding Preferred Stock and Common Shares shall vote together as a single class on all matters submitted to stockholders; provided, however, that the holders of Outstanding Preferred Stock shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of stock of the Company, to elect two Directors of the Company at all times. Subject to the foregoing rights of the Holders of the Series B Preferred Shares, the identity and class (if the Board of Directors is then classified) of the nominees for such Directors may be fixed by the Board of Directors. Subject to paragraph (b) of this Section 5, the holders of Outstanding Common Shares and Preferred Stock, voting together as a single class, shall elect the balance of the Directors.

     (b)     During any period in which any one or more of the conditions described below shall exist (such period being referred to herein as a “Voting Period”), the number of Directors constituting the Board of Directors shall automatically increase by the smallest number that, when added to the two Directors elected exclusively by the holders of Preferred Stock would constitute a majority of the Board of Directors as so increased by such smallest number; and the holders of Preferred Stock shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the holders of all other classes of shares of the Company that are stock), to elect such smallest number of additional Directors, together with the two Directors that such holders are in any event entitled to elect. A Voting Period shall commence (i) if at the close of business on any Dividend Payment Date accumulated dividends (whether or not earned or declared) on Preferred Stock equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any Preferred Stock are entitled under the 1940 Act to elect a majority of the Directors of the Company.

Upon the termination of a Voting Period, the voting rights described in this paragraph (b) of this Section 5 shall cease, subject always, however, to the revesting of such voting rights in the holders of Preferred Stock upon the further occurrence of any of the events described in this paragraph (b) of this Section 5.

     (c)      As soon as practicable after the accrual of any right of the holders of Preferred Stock to elect additional Directors as described in paragraph (b) of this Section 5, the Company shall call a special meeting of such holders, and mail a notice of such special meeting to such holders, such meeting to be held not less than 10 or more than 30 calendar days after the date of mailing of such notice. If the Company fails to send such notice or if a special meeting is not called at the expense of the Company, it may be called by any such holder on like notice. The record date for determining the holders entitled to notice of and to vote at such special meeting shall be the close of business on the fifth Business Day preceding the day on which such notice is mailed. At any such special meeting and at each meeting of holders of Preferred Stock held during a Voting Period at which Directors are to be elected, such holders, voting as a separate class (to the exclusion of the holders of all classes of capital stock of the Company that are not Preferred Stock), shall be entitled to elect the number of Directors prescribed in paragraph (b) of this Section 5 on a one-vote-per-share basis.

   (d)     The terms of office of all persons who are Directors of the Company at the time of a special meeting of Holders of the Series B Preferred Shares and holders of other Preferred Stock to elect Directors shall continue, notwithstanding the election at such meeting by the Holders of the Series B Preferred Shares and such holders of other Preferred Stock of the number of Directors that they are entitled to elect, and the persons so elected by such holders, together with the two incumbent Directors elected by such holders and the remaining incumbent Directors, shall constitute the duly elected Directors of the Company.

     (e)      Simultaneously with the termination of a Voting Period, the terms of office of the additional Directors elected by the Holders of the Series B Preferred Shares and holders of other Preferred Stock pursuant to paragraph (b) of this Section 5 shall terminate, the number of Directors constituting the Board of Directors shall decrease accordingly, the remaining Directors shall constitute the Directors of the Company and the voting rights of such holders to elect additional Directors pursuant to paragraph (b) of this Section 5 shall cease, subject to the provisions of the last sentence of paragraph (b) of this Section 5.

     (f)      So long as any of the Preferred Stock are Outstanding, the Company will not, without the affirmative vote of the holders of a majority of the outstanding Preferred Stock determined with reference to a “majority of outstanding voting securities” as that term is defined in Section 2(a)(42) of the 1940 Act (a “1940 Act Majority”), voting as a separate class:

(i)            amend, alter or repeal (including by merger, consolidation or otherwise) any of the preferences, rights or powers of such class of Preferred Stock so as to affect materially and adversely such preferences, rights or powers as defined in Section 5(h) below;

(ii)           amend, alter or repeal (including by merger, consolidation or otherwise) any of the provisions of the Charter or Bylaws if such amendment, alteration or repeal would adversely affect any privilege, preference, right or power of the Series B Preferred Shares;

(iii)          create, authorize or issue shares of any class of capital stock ranking senior to or on a parity with the Preferred Stock with respect to the payment of dividends or the distribution of assets, or any securities convertible into, or warrants, options or similar rights to purchase, acquire or receive, such shares of capital stock ranking senior to or on a parity with the Preferred Stock or reclassify any authorized shares of capital stock of the Company into any shares ranking senior to or on a parity with the Preferred Stock (except that, notwithstanding the foregoing, but subject to the provisions of Section 4(i), the Board of Directors, without the vote or consent of the holders of the Preferred Stock may from time to time authorize, create and classify, and the Company, to the extent permitted by the 1940 Act, may from time to time issue, shares or series of Preferred Stock, including other series of mandatorily redeemable Preferred Stock, ranking on a parity with the Series B Preferred Shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Company, and may authorize, reclassify and/or issue any additional Series B Preferred Shares, including shares previously purchased or redeemed by the Company, subject to (1) continuing compliance by the Company with the Series B Preferred Shares Asset Coverage requirement and Series B Preferred Shares Basic Maintenance Amount and (2) the payment in full of all accrued and unpaid dividends on the Series B Preferred Shares and the effectuation of all redemptions required in respect of the Series B Preferred Shares, in each case, without regard to the Special Redemption Limitation in Section 4(a)(iii), except to the extent the proceeds of the issuance of such Preferred Shares are used to pay such dividends in full and to effect all such redemptions);

(iv)         enter into, become a party to, be bound by or adopt or allow to exist any agreement or instrument or any evidence of indebtedness which contains restrictive covenants intended to limit the right of the Company to make dividends, distributions, redemptions or repurchases of Series B Preferred Shares (each a “Restricted Payment Covenant”) which are more restrictive than the most restrictive of the provisions of Section 7.4 of the Credit Agreement or Section 10.4 of the Note Purchase Agreement, in each case, as such Credit Agreement and Note Purchase Agreement is in effect on October 3, 2024 (other than Restricted Payment Covenants that are more restrictive as a result of (1) a change in the laws or regulations or the Rating Agency Guidelines to which the Company is subject or (2) dividends, distributions, redemptions or repurchases of Preferred Stock being blocked or restricted as a result of the occurrence of any default or event of default as such terms are defined under any such agreement or instrument);

(v)           liquidate or dissolve the Company;

(vi)         create, incur or suffer to exist, or agree to create, incur or suffer to exist, or consent to cause or permit in the future (upon the happening of a contingency or otherwise) the creation, incurrence or existence of any material lien, mortgage, pledge, charge, security interest, security agreement, conditional sale or trust receipt or other material encumbrance of any kind upon any of the Company’s assets as a whole, except (A) liens the validity of which are being contested in good faith by appropriate proceedings, (B) liens for taxes that are not then due and payable or that can be paid thereafter without penalty, (C) liens, pledges, charges, security interests, security agreements or other encumbrances arising in connection with any indebtedness senior to the Series B Preferred Shares or arising in connection with any futures contracts or options thereon, interest rate swap or cap transactions, forward rate transactions, put or call options, short sales of securities or other similar transactions, (D) liens, pledges, charges, security interests, security agreements or other encumbrances arising in connection with any indebtedness permitted under clause (vii) below and (E) liens to secure payment for services rendered, including, without limitation, services rendered by the Company’s custodian and the Paying Agent; and

(vii)        create, authorize, issue, incur or suffer to exist any indebtedness for borrowed money or any direct or indirect guarantee of such indebtedness for borrowed money or any direct or indirect guarantee of such indebtedness, except the Company may borrow and issue indebtedness as may be permitted by the Company’s investment restrictions or as may be permitted by the 1940 Act; provided, however, that transfers of assets by the Company subject to an obligation to repurchase shall not be deemed to be indebtedness for purposes of this provision to the extent that after any such transaction the Company meets the Series B Preferred Shares Basic Maintenance Amount; and

(viii)        create, authorize or issue any shares of capital stock of the Company which are senior to the Series B Preferred Shares with respect to the payment of dividends, the making of redemptions, liquidation preferences or the distributions of assets of the Company.

     (g)     The affirmative vote of the holders of a 1940 Act Majority of the Outstanding Preferred Stock, voting as a separate class, shall be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares or any action requiring a vote of security holders of the Company under Section 13(a) of the 1940 Act.

   (h)      The affirmative vote of the Holders of a 1940 Act Majority of the Series B Preferred Shares, voting separately as a series, shall be required with respect to any matter that materially and adversely affects the rights, preferences, or powers of the Series B Preferred Shares in a manner different from that of other separate series of classes of the Company’s Preferred Stock. The vote of holders of any shares described in this Section 5(h) will in each case be in addition to a separate vote of the requisite percentage of Common Shares and/or Preferred Stock, if any, necessary to authorize the action in question.

     (i)       Subject to the last sentence of this paragraph, the rights of the Series B Preferred Shares or the Holders thereof, including, without limitation, the interpretation or applicability of any or all covenants or other obligations of the Company contained herein or of the definitions of the terms contained herein, all such covenants, obligations and definitions having been adopted pursuant to Rating Agency Guidelines, may from time to time be modified, altered or repealed by the Board of Directors in its sole discretion, based on a determination by the Board of Directors upon the request of a Rating Agency that such action is necessary or appropriate in connection with obtaining or maintaining the rating of any Rating Agency with respect to the Series B Preferred Shares or revising the Company’s investment restrictions or policies consistent with guidelines of any Rating Agency, and any such modification, alteration or repeal will not be deemed to affect the preferences, rights or powers of the Series B Preferred Shares or the Holders thereof, provided that the Board of Directors receives written confirmation from each relevant Rating Agency (with such confirmation in no event being adopted in connection with another Rating Agency’s rating of the Series B Preferred Shares) that any such modification, alteration or repeal would not adversely affect the rating then assigned by such Rating Agency. Notwithstanding the foregoing, in the event the Company has been requested by a Rating Agency to take any action with respect to the Series B Preferred Shares to maintain the rating of such Rating Agency thereon and such action would require the vote of the Holders of the Series B Preferred Shares, if the Company shall give written notice of such request in reasonable detail of such action by the Rating Agency in writing to each Holder of the Series B Preferred Shares by delivery by nationally recognized courier service of hard copies and only if such “courier” receives written acknowledgement of receipt by such Holder (such notice being referred to as the “Company Request”), a Holder shall be deemed to have agreed to the matters requested by the Company in such Company Request if such Holder does not object to the Company Request within 30 days after receipt of the Company Request.

The terms of the Series B Preferred Shares are subject to the Rating Agency Guidelines, as reflected in a written document and as amended from time to time by the respective Rating Agency, for so long as the Series B Preferred Shares are then rated by the applicable Rating Agency. Such Rating Agency Guidelines may be amended by the respective Rating Agency without the vote, consent or approval of the Company, the Board of Directors and any holder of shares of Preferred Stock of any series, or any other stockholder of the Company.

     (j)       Unless otherwise required by law, Holders of Series B Preferred Shares shall not have any relative rights or preferences or other special rights other than those specifically set forth herein. The Holders of Series B Preferred Shares shall have no rights to cumulative voting.

     (k)      The foregoing voting provisions will not apply with respect to the Series B Preferred Shares if, at or prior to the time when a vote is required, such shares have been (i) redeemed or (ii) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

     (l)      Any waiver or consent granted or to be effected by any Holder of Series B Preferred Shares that has agreed to transfer such Series B Preferred Shares to the Company or any Affiliate of the Company and has agreed to provide such waiver or consent as a condition to such transfer shall be void and of no effect except as to such Holder.

Section 6.      Liquidation Rights.

     (a)      Upon the dissolution, liquidation or winding up of the affairs of the Company, whether voluntary or involuntary, the Holders of Series B Preferred Shares then Outstanding, together with holders of shares of any Preferred Stock then outstanding ranking on a parity with the Series B Preferred Shares upon dissolution, liquidation or winding up, shall be entitled to receive and to be paid out of the assets of the Company (or the proceeds thereof) available for distribution to its stockholders after satisfaction of claims of creditors of the Company, but before any distribution or payment shall be made in respect of the Common Shares, an amount equal to the liquidation preference with respect to such shares. The liquidation preference for Series B Preferred Shares shall be $25.00 per share, plus an amount equal to all accumulated dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. No redemption premium shall be paid upon any liquidation even if such redemption premium would be paid upon optional or mandatory redemption of the relevant shares. In determining whether a distribution (other than upon voluntary or involuntary liquidation), by dividend, redemption or otherwise, is permitted under the MGCL, amounts that would be needed, if the Company were to be dissolved at the time of distribution, to satisfy the liquidation preference of the Series B Preferred Shares will not be added to the Company’s total liabilities.

     (b)     If, upon any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the assets of the Company available for distribution among the holders of all outstanding Preferred Stock shall be insufficient to permit the payment in full to holders of the amounts to which they are entitled, then the available assets shall be distributed among the holders of all outstanding Preferred Stock ratably in any distribution of assets according to the respective amounts which would be payable on all the shares if all amounts thereon were paid in full.

     (c)      Upon the dissolution, liquidation or winding up of the affairs of the Company, whether voluntary or involuntary, until payment in full is made to the holders of Outstanding Preferred Stock, including the Series B Preferred Shares, of the liquidation distribution to which they are entitled, (1) no dividend or other distribution shall be made to the holders of Common Shares or any other class of shares of capital stock of the Company ranking junior to the Preferred Stock upon dissolution, liquidation or winding up and (2) no purchase, redemption or other acquisition for any consideration by the Company shall be made in respect of the Common Shares or any other class of shares of capital stock of the Company ranking junior to the Preferred Stock upon dissolution, liquidation or winding up.

    (d)     A consolidation, reorganization or merger of the Company with or into any company, trust or other legal entity, or a sale, lease or exchange of all or substantially all of the assets of the Company in consideration for the issuance of equity securities of another company, trust or other legal entity shall not be deemed to be a liquidation, dissolution or winding up, whether voluntary or involuntary, for the purposes of this Section 6.

     (e)      After the payment to the holders of Preferred Stock of the full preferential amounts provided for in this Section 6, the holders of Preferred Stock as such shall have no right or claim to any of the remaining assets of the Company.

     (f)      Subject to the rights of the holders of shares of any series or class or classes of stock ranking on a parity with Series B Preferred Shares with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Company, after payment shall have been made in full to the Holders of the Series B Preferred Shares as provided in paragraph (a) of this Section 6, but not prior thereto, any other series or class or classes of stock ranking junior to Series B Preferred Shares with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Company shall, subject to any respective terms and provisions (if any) applying thereto, be entitled to receive any and all assets remaining to be paid or distributed, and the Holders of the Series B Preferred Shares shall not be entitled to share therein.

Section 7.      Certain Other Restrictions. If the Rating Agency Guidelines require the Company to receive a prior written confirmation that certain actions would not impair the rating then assigned by the Rating Agency to the Series B Preferred Shares, then the Company will not engage in such actions unless it has received written confirmation from such Rating Agency that such actions would not impair the rating then assigned by such Rating Agency.

Section 8.      Compliance Procedures for Asset Maintenance Tests. For so long as any Series B Preferred Shares are Outstanding and Kroll or any Other Rating Agency which so requires is then rating such shares, the Company shall deliver to each Rating Agency which is then rating Series B Preferred Shares and any other party specified in the Rating Agency Guidelines all certificates that are set forth in the respective Rating Agency Guidelines at such times and containing such information as set forth in the respective Rating Agency Guidelines.

Section 9.      Notice. All notices and communications provided for hereunder shall be in accordance with these terms of the Series B Preferred Shares or, as applicable, by the MGCL for notices of stockholders’ meetings.

Section 10.    Waiver. To the extent permitted by Maryland law, holders of a 1940 Act Majority of the outstanding Preferred Stock, acting collectively or voting separately from any other series, may by affirmative vote waive any provision hereof intended for their respective benefit in accordance with such procedures as may from time to time be established by the Board of Directors.

Section 11.    Termination. If no Series B Preferred Shares are Outstanding, all rights and preferences of such shares established and designated hereunder shall cease and terminate, and all obligations of the Company under these terms of the Series B Preferred Shares, shall terminate.

Section 12.    Facts Ascertainable Outside Charter. Subject to the provisions of these terms of the Series B Preferred Shares, the Board of Directors may, by resolution duly adopted, without stockholder approval (except as otherwise provided by these terms of the Series B Preferred Shares or required by applicable law), modify these terms of the Series B Preferred Shares to reflect any modification hereto which the Board of Directors is entitled to adopt pursuant to the terms of Section 5(i) hereof or otherwise without stockholder approval. To the extent permitted by applicable law, the Board of Directors may interpret, modify or adjust the provisions of these terms of the Series B Preferred Shares to resolve any inconsistency or ambiguity or to remedy any defect.

Section 13.    Definitions. As used herein, the following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“1940 Act” means the Investment Company Act of 1940, as amended from time to time.

“1940 Act Majority” has the meaning set forth in Section 5(f) hereof.

“Affiliate” means, at any time, and with respect to any Person, any other Person that at such time directly or indirectly through one or more intermediaries Controls, or is Controlled by, or is under common Control with, such first Person. As used in this definition, “Control” means the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of a Person, whether through the ownership of voting securities, by contract or otherwise. Unless the context otherwise clearly requires, any reference to an “Affiliate” is a reference to an Affiliate of the Company.

“Agency Discounted Value” means the quotient of the Market Value of an Eligible Asset divided by the applicable Rating Agency Discount Factor.

“Applicable Rate” means 5.391% per annum, as adjusted (if applicable in accordance with Section 3(c)(i) hereof).

“Asset Coverage Cure Date” has the meaning set forth in Section 4(a)(ii).

“Board of Directors” or “Board” means the Board of Directors of the Company or any duly authorized committee thereof as permitted by applicable law.

“Business Day” means (a) for the purposes of an optional redemption pursuant to Section 4(a)(i) only, any day other than a Saturday, a Sunday or a day on which commercial banks in New York City are required or authorized to be closed, and (b) for the purposes of any other provision of these Articles Supplementary, any day other than a Saturday, a Sunday or a day on which commercial banks in New York, New York are required or authorized to be closed.

“Charter” has the meaning set forth in the preamble hereof.

“Commission” means the United States Securities and Exchange Commission.

“Common Shares” means the shares of common stock, par value $0.01 per share, of the Company.

“Company” has the meaning set forth in the preamble hereof.

“Company Request” has the meaning set forth in Section 5(f).

“Credit Agreement” means the Amended and Restated Credit Agreement, dated as of April 7, 2017, as amended, among the Company, The Bank of Nova Scotia, as administrative agent, and the lenders that are party thereto.

“Cure Date” has the meaning set forth in Section 4(a)(ii) hereof.

“Default” has the meaning set forth in Section 3(c)(ii) hereof.

“Default Period” has the meaning set forth in Section 3(c)(ii) hereof.

“Default Rate” means, with respect to the Series B Preferred Shares, for any calendar day, the Applicable Rate in effect on such day (without adjustment for any credit rating change on the Series B Preferred Shares) plus 5.0% per annum.

“Default Rate Cure Period” has the meaning set forth in Section 3(c)(iii) hereof.

“Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below:

(1)            cash or any cash equivalent;

(2)            any U.S. Government Obligation;

(3)            any repurchase agreement collateralized by U.S. Government Obligations issued by any bank or other financial institution;

(4)            any security that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to securities with substantially similar terms as of the date of these terms of the Series B Preferred Shares (or such rating’s future equivalent);

(5)            any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act;

(6)            any letter of credit from a bank or other financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of similar banks or other financial institutions as of the date of these terms of the Series B Preferred Shares (or such rating’s future equivalent); or

(7)            any security traded on a national securities exchange and issued by a master limited partnership or any entity controlling, controlled by, or under common control with, such master limited partnership with a market capitalization in excess of $300 million.

“Dividend Default” has the meaning set forth in Section 3(c)(ii) hereof.

“Dividend Payment Date” with respect to the Series B Preferred Shares means the first Business Day of the quarter next following each Dividend Period.

“Dividend Period” means, with respect to the Series B Preferred Shares, the Initial Dividend Period and each subsequent period from but excluding a Quarterly Dividend Date and ending on and including the next following Quarterly Dividend Date.

“Dividend Rate” has the meaning set forth in Section 3(c)(i) hereof.

“Eligible Assets” means Kroll Eligible Assets (if Kroll is then rating any series of Preferred Stock) and/or Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating the Series B Preferred Shares), whichever is applicable.

“Holder” means, with respect to Series B Preferred Shares, the registered holder of Series B Preferred Shares as the same appears on the share ledger or share records of the Company.

“Initial Dividend Period” has the meaning set forth in the second full paragraph under the heading “Designation” above.

“Kroll” means Kroll Bond Rating Agency and its successors at law.

“Kroll Discount Factor” means the discount factors set forth in the Kroll Guidelines for use in calculating the Agency Discounted Value of the Company’s assets in connection with Kroll’s ratings then assigned on the Preferred Stock.

“Kroll Eligible Assets” means the assets of the Company set forth in the Kroll Guidelines as eligible for inclusion in calculating the Agency Discounted Value of the Company’s assets in connection with Kroll’s ratings then assigned on the Series B Preferred Shares.

“Kroll Guidelines” mean the guidelines provided by Kroll, as may be amended from time to time, in connection with Kroll’s ratings then assigned on the Series B Preferred Shares.

“Mandatory Redemption Date” has the meaning set forth in Section 4(a)(iii) hereof.

“Market Value” means the market value of an asset of the Company determined as follows: Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price. Fair valuation factors are provided by an independent pricing service provider. If the independent pricing service provider is unable to provide a fair valuation factor, or if the fair valuation factor falls below a predetermined threshold, the security is valued at the last sale price. Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and US treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. In the event that a security’s market quotations are not readily available or are deemed unreliable by the Company’s investment adviser, the fair value of a security is determined by the Company’s investment adviser, taking into account the relevant factors and surrounding circumstances.

“MGCL” has the meaning set forth in Section 2(e) hereof.

“Note Purchase Agreement” means the Note Purchase Agreement, dated as of June 12, 2013, among the Company and each of the purchasers listed on Schedule A thereto.

“Notice of Redemption” means any notice with respect to the redemption of Series B Preferred Shares pursuant to Section 4(b).

“NRSRO” means a nationally recognized statistical ratings organization.

“Original Issue Date” means October 3, 2024.

“Other Rating Agency” means each NRSRO, if any, other than Kroll then providing a rating for the Series B Preferred Shares pursuant to the request of the Company.

“Other Rating Agency Discount Factor” means the discount factors set forth in the Other Rating Agency Guidelines of each Other Rating Agency for use in calculating the Agency Discounted Value of the Company’s assets in connection with the Other Rating Agency’s rating of the Series B Preferred Shares.

“Other Rating Agency Eligible Assets” means assets of the Company designated by any Other Rating Agency as eligible for inclusion in calculating the Agency Discounted Value of the Company’s assets in connection with such Other Rating Agency’s rating of Series B Preferred Shares.

“Other Rating Agency Guidelines” means the guidelines provided by each Other Rating Agency, as may be amended from time to time, in connection with the Other Rating Agency’s rating of Series B Preferred Shares.

“Outstanding” or “outstanding” means, with respect to a series of Preferred Stock, as of any date, the shares of such series theretofore issued by the Company except, without duplication, any shares of such series theretofore canceled, redeemed or repurchased by the Company, or with respect to which the Company has given notice of redemption and paid to the applicable Holders sufficient funds to redeem such shares. Notwithstanding the foregoing, (A) for purposes of voting rights (including the determination of the number of shares required to constitute a quorum), any of the shares of the Preferred Stock of which the Company or any Affiliate of the Company shall be the Holder shall be disregarded and not deemed outstanding, and (B) for purposes of determining the Series B Preferred Shares Basic Maintenance Amount, Series B Preferred Shares held by the Company shall be disregarded and not deemed outstanding but shares held by any Affiliate of the Company shall be deemed outstanding.

“Paying Agent” shall mean BOKF, NA.

“Person” or “person” means and includes an individual, a corporation, a partnership, a trust, a company, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

“Preferred Stock” means the shares of preferred stock, par value $0.01 per share, including the Series B Preferred Shares, of the Company.

“Quarterly Dividend Date” means March 31, June 30, September 30 and December 31.

“Rating Agency” means each of Kroll (if Kroll is then rating Series B Preferred Shares) and any Other Rating Agency.

“Rating Agency Discount Factor” means the Kroll Discount Factor (if Kroll is then rating Preferred Stock) or an Other Rating Agency Rating Agency Discount Factor, whichever is applicable.

“Rating Agency Guidelines” mean Kroll Guidelines (if Kroll is then rating Series B Preferred Shares) and any Other Rating Agency Guidelines (if any Other Rating Agency is then rating Series B Preferred Shares), whichever is applicable.

“Redemption Date” has the meaning set forth in Section 3(c)(ii) hereof.

“Redemption Default” has the meaning set forth in Section 3(c)(ii) hereof.

“Restricted Payment Covenant” has the meaning set forth in Section 5(f)(iv) hereof.

“Senior Securities” shall have the meaning set forth in the first sentence of Section 18(g) of the 1940 Act as in effect on the date of Closing.

“Series B Preferred Shares” means shares of the Series B Mandatorily Redeemable Preferred Stock of the Company.

“Series B Preferred Shares Asset Coverage” means asset coverage, as determined in accordance with Section 18(h) of the 1940 Act, as in effect on the date of issuance of the Series B Preferred Shares, of at least 225%, with respect to all outstanding Senior Securities, including all outstanding Series B Preferred Shares, determined on the basis of values calculated as of a time within 48 hours next preceding the time of such determination.

“Series B Preferred Shares Basic Maintenance Amount” means, so long as Kroll or any Other Rating Agency is then rating any series of the Outstanding Series B Preferred Shares, the maintenance of Eligible Assets with an aggregate Agency Discounted Value at least equal to the basic maintenance amount as provided in the Rating Agency Guidelines; provided, however, if Kroll or such Other Rating Agency does not incorporate the Basic Maintenance Amount in its Rating Agency Guidelines, the Company shall be deemed to have Eligible Assets with aggregate Agency Discounted Value in excess of the Basic Maintenance Amount for purposes of this definition.

“Special Redemption Limitation” shall have the meaning set forth in Section 4(a)(iii).

“Term Redemption Date” means October 3, 2029, for the Series B Preferred Shares.

“US. Government Obligations” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

“Valuation Date” means every Friday, or, if such day is not a Business Day, the next preceding Business Day; provided, however, that the first Valuation Date may occur on any other date established by the Company; provided, further, however, that such first Valuation Date shall be not more than one week from the date on which Series B Preferred Shares initially are issued.

“Voting Period” shall have the meaning set forth in Section 5(b) hereof.

Section 14. Interpretation. References to sections, subsections, clauses, sub-clauses, paragraphs and subparagraphs are to such sections, subsections, clauses, sub-clauses, paragraphs and subparagraphs contained herein, unless specifically identified otherwise.

SECOND: The Series B Preferred Shares have been classified and designated by the Board of Directors under the authority contained in the Charter.

THIRD: These Articles Supplementary have been approved by the Board of Directors in the manner and by the vote required by law.

FOURTH: The undersigned Vice President of the Company acknowledges these Articles Supplementary to be the corporate act of the Company and, as to all matters or facts required to be verified under oath, the undersigned Vice President acknowledges that, to the best of his or her knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

[Signature Page Follows]

IN WITNESS WHEREOF, the Company has caused these Articles Supplementary to be signed in its name and on its behalf by its Vice President and attested to by its Secretary on this 1st day of October, 2024.

Attest:                                                 ABRDN ASIA-PACIFIC INCOME FUND, INC.

/s/ Megan Kennedy                              /s/ Heather Hasson

Megan Kennedy                                  Heather Hasson

Secretary and Vice President                Vice President

(2)

ABRDN ASIA-PACIFIC INCOME FUND, INC.

ARTICLES OF AMENDMENT

ABRDN ASIA-PACIFIC INCOME FUND, INC., a Maryland corporation (the “Corporation”), certifies that: FIRST: The charter (the “Charter”) of the Corporation is hereby amended to provide that, upon the

Effective Time (as defined below), every six shares of common stock, $0.01 par value per share, of the Corporation which are issued and outstanding immediately prior to the Effective Time shall be changed into one issued and outstanding share of common stock, $0.06 par value per share, of the Corporation.

SECOND: The amendment to the Charter as set forth in Article FIRST herein has been duly approved by at least a majority of the entire board of directors of the Corporation as required by law. The amendment set forth herein is limited to a change authorized to be made without action by the stockholders of the Corporation, pursuant to Section 2- 309(e)(2) of the Maryland General Corporation Law (the “MGCL”).

THIRD: The charter of the Corporation is hereby amended, effective immediately after the Effective Time (as defined below), to decrease the par value of the shares of common stock of the Corporation issued and outstanding immediately after the Effective Time to $0.01 per share.

FOURTH: The amendment to the charter of the Corporation as set forth in Article THIRD herein has been duly approved by a majority of the entire Board of Directors of the Corporation as required by law. The amendment set forth in Article THIRD herein is limited to a change expressly authorized by Section 2-605(a)(2) of the MGCL to be made without action by the stockholders of the Corporation.

FIFTH: There has been no increase in the authorized stock of the Corporation effected by the amendment to the Charter as set forth above.

SIXTH: These Articles of Amendment shall be effective at 9:30 a.m. Eastern Standard Time on September 9, 2024 (the “Effective Time”).

SEVENTH: The undersigned officer acknowledges these Articles of Amendment are the act of the Corporation and that to the best of such officer’s knowledge, information and belief, all matters and facts set forth herein are true in all material respects and that this statement is made under the penalties for perjury.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President and attested to by its Vice President and Secretary on this 5th day of September, 2024.

ATTEST:                                                                                               ABRDN ASIA-PACIFIC INCOME FUND, INC.

By:       /s/ Megan Kennedy                                           By:       /s/ Alan Goodson

Name:  Megan Kennedy                                               Name:  Alan Goodson

Title:    Vice President and Secretary                             Title:    President